Related Party Disclosures - Summary of Trading Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Ocelot
Disclosure of transactions between related parties [line items]
Purchase of Service	$ 32,793	$ 24,699
Amounts owed to related parties		141,554	$ 85,660
Launch Tx
Disclosure of transactions between related parties [line items]
Purchase of Service	9,900	2,700	900
Amounts owed to related parties			$ 900
Amounts owed by related parties	2,250	3,150
Lawrence Gozlan
Disclosure of transactions between related parties [line items]
Purchase of Service	275
Saama Technologies
Disclosure of transactions between related parties [line items]
Purchase of Service	$ 121	343
Amounts owed by related parties		$ 24